Expense Example - Eaton Vance Short Duration Inflation-Protected Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	413	620	845	1,490	267	538	934	1,845	65	226	402	909